Acquisitions (Details) - Schedule of the fair value of consideration paid - USD ($)		1 Months Ended
	May 18, 2020	Oct. 19, 2020
Schedule of the fair value of consideration paid [Abstract]
Cash paid at closing	$ 214,000
Shares issued at closing (2,240,838 shares)	201,675
Cash and shares contingent upon 2019 program year MSSP payment target	778,192
Cash contingent upon four-year earn-out	279,593
Less cash received	(49,995)
Total consideration paid	$ 1,423,465
Shares issued at closing (19,045,563 shares)		$ 2,704,470
Payment of MOD debt obligations in cash		703,200
Shares contingent upon four-year earn-out		649,108
Less cash received		(57,048)
Total consideration paid		$ 3,999,730